Schedule of Types of Properties Collateralizing Commercial Mortgage Loans (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
Apartment complex
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	31.30%	26.30%
Office buildings
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	27.20%	28.20%
Retail
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	17.30%	19.30%
Warehouse
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	15.70%	16.50%
Other
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	8.50%	9.70%